Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Movements of Deferred Income Tax Liabilities
The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities	Goodwill and Other Identifiable Intangible Assets	Equity Method Investments	Other	Total
December 31, 2020	546	172	273	991
Acquisitions	5	-	-	5
(Benefit) expense to income statement - continuing operations	(26)	586	16	576
Benefit to other comprehensive income	-	(23)	-	(23)
Translation and other, net	1	130	(123)	8
December 31, 2021	526	865	166	1,557
Acquisitions	-	-	14	14
Benefit to income statement - continuing operations	(15)	(162)	(129)	(306)
Translation and other, net	1	-	6	7
December 31, 2022	512	703	57	1,272

Summary of Movements of Deferred Income Tax Assets

Deferred tax assets	Tax Losses and Other Attributes	Goodwill and Other Identifiable Intangible Assets	Employee Benefits and Compensation	Other	Total
December 31, 2020	209	1,110	214	268	1,801
Acquisitions	-	-	-	5	5
Benefit (expense) to income statement - continuing operations	57	(55)	(4)	(84)	(86)
Expense to income statement - discontinued operations	-	-	-	(1)	(1)
Expense to other comprehensive income	-	-	(58)	-	(58)
Benefit to equity	-	-	21	-	21
Translation and other, net	1	3	2	3	9
December 31, 2021	267	1,058	175	191	1,691
Acquisitions	4	-	-	-	4
Expense to income statement - continuing operations	(105)	(77)	(8)	(36)	(226)
Benefit to other comprehensive income	-	-	43	-	43
Expense to equity	-	-	(28)	-	(28)
Translation and other, net	10	(2)	3	(2)	9
December 31, 2022	176	979	185	153	1,493
Net deferred tax asset as of December 31, 2021					134
Net deferred tax asset as of December 31, 2022					221

Summary of Estimated Recovery Period for Deferred Tax Balances
The estimated recovery period for the deferred tax balances, which is based on the classification of the underlying items in the consolidated statement of financial position, is shown below:

	December 31,

	2022	2021
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	1,270	1,555
Deferred tax liabilities to be recovered within 12 months	2	2
Total deferred tax liabilities	1,272	1,557

Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	1,400	1,614
Deferred tax assets to be recovered within 12 months	93	77
Total deferred tax assets	1,493	1,691
Net deferred tax asset	221	134

Summary of Tax Losses and Other Tax Attributes
As of December 31, 2022, the following summarizes the Company’s tax losses, certain deductible temporary differences and other tax attributes:

	Carry Forward Loss/ Tax Attributes	Tax Value	Unrecognized Deferred Tax Assets	Net Deferred Tax Assets
Canadian net operating losses	2,191	582	(582)	-
Net operating losses – other jurisdictions	1,667	422	(369)	53
Capital losses	513	129	(114)	15
Investment in subsidiaries	305	74	(74)	-
Other deductible temporary differences	412	109	(109)	-
U.S. state net operating losses (1)	n/m	3	(1)	2
Other attributes and credits (2)	n/m	174	(68)	106
Total		1,493	(1,317)	176
(1) The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.
(2) As other attributes and credits are calculated on an
after-tax
basis, there is no carry forward loss amount to disclose.